SCHEDULE OF PROPERTY AND EQUIPMENT (Details) - USD ($)	Mar. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Line Items]
Less: accumulated depreciation	$ (1,932)	$ (1,367)
Property and equipment, net	853,033	9,595
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	11,039	10,962
Facility [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	462,756
Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 381,170